As filed with the Securities and Exchange	Registration No. 333-130825
Commission on November 13, 2007	Registration No. 811-08582

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 3 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account I
of
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31
Hartford, Connecticut 06156
Depositor’s Telephone Number, including Area Code: (860) 723-2239

John S. (Scott) Kreighbaum, Esq.
ING
1475 Dunwoody Drive
West Chester, PA 19380-1478
(610) 425-3404
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on [ ], 2007 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

EXPLANATORY NOTE: Each of the Prospectus and Statement of Additional Information, dated
April 30, 2007 and as supplemented, is incorporated into Parts A and B, respectively, of this amendment by reference to Post-Effective Amendment No. 2 to this Registration Statement, as filed on
April 20, 2007 (Accession No. 0000836687-07-000131). This amendment further supplements the prospectus and does not otherwise delete, amend, or supersede any other information in this registration statement, as previously amended, including exhibits and undertaking.

SUPPLEMENT Dated November 12, 2007
To The Prospectus Dated April 30, 2007 For

ING Marathon Plus
ING Marathon Plus (IICA)

Issued By ING Life Insurance and Annuity Company
Through Its Variable Annuity Accounts B and I

This supplement updates the current prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

On July 24, 2007, the Board of Directors of ING Variable Portfolios, Inc. approved a proposal to reorganize the ING VP International Equity Portfolio into the ING VP Index Plus International Equity
Portfolio. Subject to approval by each Portfolio’s shareholders, after the close of business on November
9, 2007 the following Disappearing Portfolios will reorganize into and become part of the following
Surviving Portfolio:

Disappearing Portfolio	Surviving Portfolio
ING VP International Equity Portfolio (Class I)	ING VP Index Plus International Equity Portfolio
(Class I)
ING VP Index Plus International Equity Portfolio	ING VP Index Plus International Equity Portfolio
(Class S)	(Class I)

Accordingly, effective after the close of business on November 9, 2007, investments in the Disappearing
Portfolios will automatically become investments in the Surviving Portfolio. As a result, effective
November 12, 2007 all references to the Disappearing Portfolios in the Prospectus are hereby deleted.

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolios after the date of the reorganizations will be automatically allocated to the
Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our service center at:

Customer Service Center 909 Locust Street Des Moines, IA 50309-2899 1-800-366-0066

See also the “Transfers Among Your Investment Options (Excessive Trading Policy)” section of your Prospectus for further information about making fund allocation changes.

146347 – Marathon Plus	November 2007

PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31, 2006, 2005 and 2004
		-	Consolidated Balance Sheets as of December 31, 2006 and 2005
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended
December 31, 2006, 2005 and 2004
		-	Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004
		-	Notes to Consolidated Financial Statements
Financial Statements of Variable Annuity Account I:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2006
		-	Statements of Operations for the year ended December 31, 2006
		-	Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005
		-	Notes to Financial Statements

(b)	Exhibits:
	(1)		Resolution establishing Variable Annuity Account I · Incorporated by reference to
Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
	(2)		Not Applicable.
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post
Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996),
as filed on December 20, 2006.
	(3.3)		Form of Rule 22c-2 Agreement · Incorporated herein by reference to Post-Effective
Amendment No. 10 to Registration Statement on Form N-4 (File Nos. 333-115515), as filed on April 12, 2007.

	(4.1)		Variable Annuity Contract (G-MP2(5/97)) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
November 26, 1997.
	(4.2)		Variable Annuity Contract Certificate (MP2CERT(5/97)) · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on November 26, 1997.
	(4.3)		Variable Annuity Contract (IMP2(5/97)) · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
November 26, 1997.
	(4.4)		Variable Annuity Contract (G2-CDA-94(IR)) · Incorporated by reference to Registration
Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.

(4.5)	Variable Annuity Contract (G2-CDA-94(NQ)) · Incorporated by reference to Registration
Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
(4.6)	Variable Annuity Contract (G-MP2(5/96)) · Incorporated by reference to Post-Effective
Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 16, 1997.
(4.7)	Certificate of Group Annuity Coverage (MP2CERT(5/96)) · Incorporated by reference to
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on April 16, 1997.
(4.8)	Endorsement (MP2NQEND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 17, 1998.
(4.9)	Endorsement (MP2NQCERTEND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 17, 1998.
(4.10)	Endorsement (MP2IREND(4/95)) · Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
April 17, 1998.
(4.11)	Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and Certificate MP2CERT(5/96)
· Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement
on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
(4.12)	Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96) and Certificate
MP2CERT(5/96) · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
(4.13)	Endorsement ENMCHG2(05/02) to contracts G2-CDA-99(TORP)(FL) and certificate
GTCC2-99(TORP)(FL) · Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(4.14)	ILIAC Merger Endorsement · Incorporated by reference Registration Statement on Form
N-4 (File No. 333-130822), as filed on January 3, 2006.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING
Insurance Company of America · Incorporated by reference to ING Insurance Company of America Annual Report on Form 10-K (File No. 33-81010), as filed on March 28,
2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective
January 1, 2005 · Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005
(File No. 033-23376, Accession No. 0001047469-05-014783).
(7)	Not Applicable
(8.1)	Fund Participation Agreement effective as of May 1, 1998 between Aetna Insurance
Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna
Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios,
Inc. on behalf of each of its series and Aeltus Investment Management · Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 18, 2000.
(8.2)	Amendment No. 1 dated as of May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 between Aetna Insurance Company of America, Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. · Incorporated by

reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 18, 2000.
(8.3)	Amendment No. 2 dated June 26, 2001 to Fund Participation Agreement dated as of May
1, 1998, as amended on May 1, 2000 between Aetna Insurance Company of America,
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 13, 2006.
(8.4)	Service Agreement with Investor Advisor effective as of May 1, 1998 between Aeltus
Investment Management, Inc. and Aetna Insurance Company of America · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 18, 2000.
(8.5)	First Amendment effective as of May 1, 2000 to Service Agreement with Investment
Advisor effective May 1, 1998 between Aeltus Investment Management, Inc. and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective Amendment
No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18,
2000.
(8.6)	Second Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective May 1, 1998, as amended on May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Insurance Company of America · Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-
87131), as filed on April 14, 2004.
(8.7)	Fund Participation Agreement dated August 30, 1995 among Aetna Insurance Company of
America, Alger American Fund and Fred Alger Management, Inc. · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 22, 1996.
(8.8)	Fund Participation Agreement effective as of December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and
Aetna Insurance Company of America · Incorporated by reference to Post-Effective
Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on
February 13, 1998.
(8.9)	Service Agreement effective as of December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Insurance Company of America · Incorporated by reference to
Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-
59749), as filed on February 13, 1998.
(8.10)	Fund Participation Agreement dated July 1, 1994 by and among Insurance Management
Series, Federated Advisers and Aetna Insurance Company of America · Incorporated by
reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on July 29, 1997.
(8.11)	Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance
Company of America, Variable Insurance Products Fund and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.12)	First Amendment made and entered into as of May 1, 1997 to Fund Participation
Agreement dated October 20, 1995 by and among Aetna Insurance Company of America,
Variable Insurance Products Fund and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 18, 2000.
(8.13)	Fund Participation Agreement dated October 20, 1995 by and among Aetna Insurance

Company of America, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.14)	First Amendment made and entered into as of May 1, 1997 to Fund Participation
Agreement dated October 20, 1995 by and among Aetna Insurance Company of America,
Variable Insurance Products Fund II and Fidelity Distributors Corporation · Incorporated
by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4
(File No. 33-59749), as filed on April 18, 2000.
(8.15)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance
Products Fund I, Variable Insurance Products Fund II, Variable Insurance Product Fund V
and Fidelity Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 51 to the Registration Statement on Form N-4 (File No. 033-75962), as
filed on July 27, 2007.
(8.16)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated
by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4
(File No. 33-75988), as filed on August 5, 2004.
(8.17)	Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING
Financial Advisers, LLC, and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4
(File No. 33-75988), as filed on August 5, 2004.
(8.18)	Amendment effective as of July 1, 2000 to Service Agreement effective as of November 1,
1995 and amended effective January 1, 1997 by and between Fidelity Investments
Institutional Operations Company and Aetna Insurance Company of America ·
Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement
on Form N-4 (File No. 333-87131), as filed on December 13, 2000.
(8.19)	Fund Participation Agreement dated September 1, 1995 between Aetna Insurance
Company of America, Lexington Natural Resources Trust and Lexington Management
Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.20)	Fund Participation Agreement dated September 1, 1995 between Aetna Insurance
Company of America, Lexington Emerging Markets Fund, Inc. and Lexington
Management Corporation · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
(8.21)	Participation Agreement made and entered into as of April 30, 1996 by and among MFS
Variable Insurance Trust, Aetna Insurance Company of America and Massachusetts
Financial Services Company · Incorporated by reference to Post-Effective Amendment
No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11,
2001.
(8.22)	First Amendment made and entered into as of September 3, 1996 to Participation
Agreement dated April 30, 1996 by and among MFS Variable Insurance Trust, Aetna
Insurance Company of America and Massachusetts Financial Services Company ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement
on Form N-4 (File No. 33-59749), as filed on September 16, 1996.
(8.23)	Second Amendment made and entered into as of May 1, 1998 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996, by and among MFS Variable
Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial
Services Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.

(8.24)	Third Amendment effective July 1, 1999 to Participation Agreement dated April 30, 1996, and as amended on September 3, 1996 and May 1, 1998, by and among MFS Variable
Insurance Trust, Aetna Insurance Company of America and Massachusetts Financial
Services Company · Incorporated by reference to Post-Effective Amendment No. 11 to
Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
(8.25)	Fourth Amendment effective as of November 17, 2000 to Participation Agreement dated
April 30, 1996, and as amended on September 3, 1996, May 1, 1998 and July 1, 1999, by
and among MFS Variable Insurance Trust, Aetna Insurance Company of America and
Massachusetts Financial Services Company · Incorporated by reference to Post-Effective
Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 11, 2001.
(8.26)	Participation Agreement dated as of December 5, 2001 among Portfolio Partners, Inc.,
Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and Aetna
Insurance Company of America · Incorporated by reference to Post-Effective Amendment
No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17,
2002.
(8.27)	Amendment dated as of March 5, 2002 to Participation Agreement dated as of December
5, 2001 by and between Portfolio Partners, Inc., Aetna Life Insurance and Annuity
Company, Aetna Investment Services, LLC and Aetna Insurance Company of America ·
Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement
on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.28)	Amendment dated May 1, 2003 to the Participation Agreement dated as of December 5,
2001 and subsequently amended on March 5, 2002 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC and ING Insurance
Company of America. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.29)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003 · Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-4 (File No. 333-32575), as filed on April 1, 2005.
(8.30)	Shareholder Servicing Agreement (Service Class Shares) dated as May 1, 2002 between
Portfolio Partners, Inc. and Aetna Insurance Company of America (to be renamed ING
Insurance Company of America) · Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-87131), as filed on April 17, 2002.
(8.31)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Insurance
Company of America to the Shareholder Servicing Agreement (Service Class Shares)
dated May 1, 2002. · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-87131), as filed on April 15, 2003.
(8.32)	Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003 ·Incorporated by reference to Post Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-130825), as filed on April 17, 2006.
(8.33)	Amendment dated April 29, 2005 to the Participation Agreement between ING Partners,
Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and
November 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.34)	Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1,
2003, November 1, 2004 and April 29, 2005. ·Incorporated by reference to Post Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-130825), as filed on April 17, 2006.
(8.35)	Fund Participation Agreement dated October 9, 1995 among Aetna Insurance Company of
America, TCI Portfolios, Inc. and Investors Research Corporation · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 33-59749), as filed on April 22, 1996.
(8.36)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 33-23512), as filed on August 1, 2003.
(8.37)	Form of Amendment dated January 3, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed
Services, Inc. ·Incorporated by reference to Post Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-130825), as filed on April 17, 2006.
(9)	Opinion and Consent of Counsel, attached.
(10)	Consent of Independent Registered Public Accounting Firm, attached.
(11)	Not applicable.
(12)	Not applicable.
(13.1)	Powers of Attorney, Incorporated herein by reference to Post-Effective Amendment 2 to a
Registration Statement on Form N-4 for ING Life Insurance and Annuity Company
Variable Annuity Account I filed with the Securities and Exchange Commission on April
20, 2007 (File Nos. 333-130825, 811-08582).
(13.2)	Authorization for Signatures · Incorporated by reference to Post-Effective Amendment No.
5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Robert W. Crispin[3]	Director
David A. Wheat[2]	Director, Executive Vice President and Chief Financial
Officer
Brian D. Comer[1]	President
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President, Chief Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Shaun P. Mathews[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Harry N. Stout[4]	Senior Vice President
Valerie G. Brown[2]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti[8]	Vice President

Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[2]	Vice President
Jeoffrey A. Block[5]	Vice President
Dianne C. Bogoian[1]	Vice President
Ira S. Braunstein[2]	Vice President, Investments
Mary A. Broesch[4]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[2]	Vice President, Investments
Anthony V. Camp, Jr.[1]	Vice President
Bruce Campbell[1]	Vice President and Actuary
Kevin L. Christensen[5]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[6]	Vice President
Patricia M. Corbett[5]	Vice President
Kimberly Curley[6]	Vice President and Actuary
Karen Czizik[6]	Vice President
Teri D. Deehan[1]	Vice President
J. Randolph Dobo[6]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[1]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
Daniel J. Foley[11]	Vice President, Investments
John P. Foley[2]	Vice President, Investments
Stephen E. Gallant[2]	Vice President, Investments
Molly G. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[4]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[5]	Vice President
June P. Howard[2]	Vice President
William S. Jasien[7]	Vice President
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[2]	Vice President
William H. Leslie, IV1	Vice President
Richard K. Lau[4]	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Barbara L. March[1]	Vice President
Richard T. Mason[12]	Vice President
Gregory G. McGreevey[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul Mistretta[2]	Vice President

Maurice M. Moore[2]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[5]	Vice President
Michael J. Pise[1]	Vice President
Deborah J. Prickett[5]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President, Compliance
Frank W. Snodgrass[13]	Vice President
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[5]	Vice President
Alice Su4	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[6]	Vice President
William J. Wagner[6]	Vice President
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[5]	Vice President
Micki A. Wildin[6]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[9]	Secretary
Jane A. Boyle[1]	Assistant Secretary
Diana R. Cavender[9]	Assistant Secretary
Maria C. Foster[9]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
Randall K. Price[9]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Edwina P. J. Steffer[9]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way, Windsor,
Connecticut 06095-4774.
2	The principal business address of these directors and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.

3	The principal business address of this director and this officer is 230 Park Avenue, New York, New
York 10169.
4	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
5	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
6	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
7	The principal business address of this officer is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia
22033.
8.	The principal business address of these officers is 5 Penn Plaza, 11th Floor, Lebanon, NY 10001.
9	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.
10	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.
11	The principal business address of this officer is 259 N. Radnor-Chester Road, Suite 205, Radnor,
Pennsylvania 19087.
12	The principal business address of this officer is 440 S. Warren St., Suite 300/702, Syracuse NY
13202
13	The principal business address of this officer is 9020 Overlook Boulevard, Brentwood, TN 37027

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 6 to Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account EQ as filed with the
Securities and Exchange Commission on November 13, 2007 (File Nos. 333-111686, 811-08524).

Item 27. Number of Contract Owners

As of October 31, 2007, there were 3,827 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I of ING Life Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by
Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the
CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that
Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also,
Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more.
This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of
November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING
Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of
Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance
and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account C
of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC
(separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING
Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company
(a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS
ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi)
ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a
management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance
Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable
Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst[1]	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti[5]	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien[6]	Vice President
Dianne Clous Bogoian[1]	Vice President
J. Robert Bolchoz[7]	Vice President
David A. Brounley[8]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Virginia E. Carman[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie[9]	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon[10]	Vice President
David Kelsey[1]	Vice President

Christina Lareau[1]	Vice President
George D. Lessner[11]	Vice President
Katherine E. Lewis[12]	Vice President
David J. Linney[13]	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill[14]	Vice President
Richard T. Mason[15]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[16]	Vice President
Todd Smiser[17]	Vice President
Frank W. Snodgrass[18]	Vice President
Christina M. Starks[19]	Vice President
Terran Titus[1]	Director, Vice President
S. Bradford Vaughan, Jr.[20]	Vice President
Forrest R. Wilson[18]	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
Edwina P. J. Steffer[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is One Orange Way, Windsor,
Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia
30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax,
Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis,
Minnesota 55401.
5	The principal business address of these officers is 5 Penn Plaza, 11th Floor, Lebanon, NY 10001.
6	The principal business address of these officers is 980- Minth Street-ING, Sacramento, CA 95814.
7	The principal business address of these officers is South Carolina.
8	The principal business address of these officers is 45 Glastonbury Blvd., Glastonbury, CT 06033.
9	The principal business address of these officers is 230 Park Avenue, New York, NY 10169.
10	The principal business address of these officers is 10740 Nall Avenue, Suite 120, Overland Park, KS
66211.
11	The principal business address of these officers is 15455 North Dallas Parkway, Addison, TX 75001.
12	The principal business address of these officers is 2675 N. Mayfair Road, Ste. 501, Milwaukee, WI
53226.
13	The principal business address of these officers is 2900 N. Loop W., Ste. 180, Houston, TX 77092.
14	The principal business address of these officers is 2841 Plaza Place, Ste. 210, Raleigh, NC 27612.
15	The principal business address of these officers is 440 S. Warren St., Ste. 702, Syracuse, NY 13202.
16	The principal business address of these officers is 7701 Greenbelt Road, Greenbelt, MD 20770.

17	The principal business address of these officers is 2525 Cabot Drive, Ste. 100, Lisle, IL 60532.
18	The principal business address of these officers is 9020 Overlook Blvd., Brentwood, TN 37027.
19	The principal business address of these officers is 2000 21st Avenue NW, Minot, ND 58703.
20	The principal business address of these officers is 501 4th Avenue, Seattle, WA 98101.

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation on
Principal	Discounts and	Redemption or	Brokerage
Underwriter	Commissions	Annuitization	Commissions	Compensation*
ING Financial				$26,090.63
Advisers, LLC

* Reflects approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account I of ING Life Insurance and Annuity Company during 2006.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut
06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a
Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1)
through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the

Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL
1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity
Account I of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule
485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-
130825) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 13th day of November, 2007.

SIGNATURES

VARIABLE ANNUITY ACCOUNT I OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)

By:

Brian D. Comer*
President

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum
Counsel of Depositor

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration
Statement has been signed by the following persons in the capacities indicated on November 13, 2007.

Signatures	Officer Titles

Brian D. Comer*	President
(Principal Executive Officer)

Thomas J. McInerney*	Director and Chairman

Kathleen A. Murphy*	Director

Catherine H. Smith*	Director and Senior Vice President

Robert W. Crispin*	Director

David A. Wheat*	Director, Executive Vice President and Chief
Financial Officer

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer

By:	/s/ John S. Kreighbaum

John S. (Scott) Kreighbaum
Counsel of Depositor

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

VARIABLE ANNUITY ACCOUNT I

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10